REVENUES - Disclosure of revenues information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue [abstract]
Revenue from the sale of integrated POS devices	$ 68,726	$ 47,987	$ 35,414
Recurring revenue:
SaaS revenue	45,274	34,641	25,127
Payment processing fee	59,514	36,506	18,242
Recurring revenue	104,788	71,147	43,369
Total revenue	$ 173,514	$ 119,134	$ 78,783